Stock-based compensation - Stock option activity (Details) - Stock Options - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Jan. 31, 2022
Shares
Outstanding at beginning of period (in shares)	2,825,752
Outstanding at end period (in shares)	2,825,752		2,825,752
Vested and exercisable (in shares)	187,500
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding at beginning period (in dollars per share)	$ 10.76
Weighted Average Exercise Price Outstanding at end period (in dollars per share)	10.76		$ 10.76
Weighted Average Exercise Price Vested and Exercisable (in dollars per share)	$ 10.75
Weighted Average Remaining Contractual Term (Years)
Weighted Average Remaining Contractual Term Outstanding (in Years)		9 years 2 months 12 days	9 years 4 months 24 days
Aggregate Intrinsic Value
Unrecognized equity-based compensation costs	$ 7.6
Cost expected to be recognized over a weighted-average period	3 years 2 months 12 days